Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Aug. 14, 2015
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Direxion Daily Homebuilders & Supplies Bull 3X Shares
Prospectus:
Trading Symbol	NAIL
Direxion Daily Homebuilders & Supplies Bear 3X Shares | Direxion Daily Homebuilders & Supplies Bear 3X Shares
Prospectus:
Trading Symbol	CLAW